Other Financial Liabilities - Summary of Unsecured Liabilities by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	$ 16,168,473
Non-current, Maturity	748,123,803	786,137,688
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	725,827,751	764,216,168
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 9,133,701	$ 9,283,654
BNY Mellon -Primera Emision S-1 [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Taxpayer ID Number	Foreign	Foreign
Effective Interest Rate	7.96%	7.96%
Nominal Interest Rate	7.88%	7.88%
Current, Maturity	$ 4,152,926	$ 4,522,585
Non-current, Maturity	125,566,611	136,759,395
BNY Mellon -Primera Emision S-1 [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	125,566,611	136,759,395
BNY Mellon -Primera Emision S-1 [Member] | Less than 90 Days [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,152,926	$ 4,522,585
BNY Mellon - Primera Emision S-2 [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Taxpayer ID Number	Foreign	Foreign
Effective Interest Rate	7.40%	7.40%
Nominal Interest Rate	7.33%	7.33%
Current, Maturity	$ 1,328,023	$ 1,446,232
Non-current, Maturity	42,902,198	46,792,429
BNY Mellon - Primera Emision S-2 [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	42,902,198	46,792,429
BNY Mellon - Primera Emision S-2 [Member] | Less than 90 Days [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,328,023	$ 1,446,232
BNY Mellon Primera Emision Three [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Taxpayer ID Number	Foreign	Foreign
Effective Interest Rate	8.26%	8.26%
Nominal Interest Rate	8.13%	8.13%
Current, Maturity	$ 841,132	$ 916,002
Non-current, Maturity	19,398,499	21,608,757
BNY Mellon Primera Emision Three [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,398,499	21,608,757
BNY Mellon Primera Emision Three [Member] | Less than 90 Days [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 841,132	$ 916,002
BNY Mellon - Unica 24296 [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Taxpayer ID Number	Foreign	Foreign
Effective Interest Rate	4.32%	4.32%
Nominal Interest Rate	4.25%	4.25%
Current, Maturity	$ 2,206,269	$ 2,402,653
Non-current, Maturity	242,361,551	263,417,893
BNY Mellon - Unica 24296 [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	242,361,551	263,417,893
BNY Mellon - Unica 24296 [Member] | More than 90 Days [Member] | U.S. Dollars [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,206,269	$ 2,402,653
Banco Santander -317 Serie-H [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	7.17%	7.17%
Nominal Interest Rate	6.20%	6.20%
Current, Maturity	$ 6,374,051	$ 6,337,021
Non-current, Maturity	53,168,588	57,509,284
Banco Santander -317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander -317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander -317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander -317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander -317 Serie-H [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,872,536	35,587,764
Banco Santander -317 Serie-H [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,374,051	$ 6,337,021
Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	4.82%	4.82%
Nominal Interest Rate	4.75%	4.75%
Current, Maturity	$ 553,381	$ 543,980
Non-current, Maturity	264,726,356	260,049,930
Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	264,726,356	260,049,930
Banco Santander 522 Serie-M [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 553,381	$ 543,980